TANGIBLE FIXED ASSETS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 114,480	$ 114,451	$ 122,215
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	67,500	68,100	80,400
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense relates to administrative expense	$ 1,100	$ 900	$ 1,800